Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 2.0%
$ 100,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-3A, Class A, 2.360%,
3/20/26(a) .....................
$ 98,191
183,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2024-1A, Class A, 5.360%,
6/20/30(a) .....................
182,239
70,983
United States Small Business
Administration, Series 2015-20G, Class
1, 2.880%, 7/1/35(b) ..............
65,347
Total Asset Backed Securities
(Cost $354,223) ................. 345,777
COLLATERALIZED MORTGAGE OBLIGATIONS — 22.8%
31,010
Fannie Mae, Series 2003-44, Class Q,
3.500%, 6/25/33 .................
29,767
132,571
Fannie Mae, Series 2005-31, Class PB,
5.500%, 4/25/35 .................
133,547
130,240
Fannie Mae, Series 2012-150, Class KA,
1.750%, 1/25/43 .................
106,119
199,784
Fannie Mae, Series 2012-87, Class MB,
2.000%, 5/25/42 .................
179,273
74,416
Fannie Mae, Series 2013-44, Class DJ,
1.850%, 5/25/33 .................
67,405
134,339
Fannie Mae, Series 2016-24, Class CD,
1.750%, 2/25/46 .................
110,471
33,377
Fannie Mae, Series 2016-49, Class DA,
3.500%, 10/25/42 ................
32,763
172,272
Fannie Mae, Series 2016-49, Class PA,
3.000%, 9/25/45 .................
157,707
221,631
Fannie Mae, Series 2016-88, Class PK,
2.500%, 3/25/46 .................
197,546
186,080
Fannie Mae, Series 2019-25, Class PD,
2.500%, 5/25/48 .................
162,021
143,497
Freddie Mac, Series 3787, Class LM,
4.000%, 1/15/31 .................
140,429
59,163
Freddie Mac, Series 4122, Class BC,
3.000%, 5/15/40 .................
54,851
78,033
Freddie Mac, Series 4151, Class PA,
2.000%, 1/15/33 .................
72,357
175,000
Freddie Mac, Series 4172, Class KB,
3.000%, 2/15/33 .................
157,217
158,559
Freddie Mac, Series 4173, Class NB,
3.000%, 3/15/43 .................
140,973
375,192
Freddie Mac, Series 4601, Class NJ,
1.900%, 9/15/45 .................
323,286
102,893
Freddie Mac, Series 4656, Class PA,
3.500%, 10/15/45 ................
97,723
315,000
Freddie Mac, Series 4669, Class QY,
3.500%, 9/15/44 .................
296,256
166,541
Freddie Mac, Series 4863, Class AJ,
3.500%, 7/15/38 .................
157,638
205,989
Freddie Mac, Series 4942, Class NC,
2.500%, 10/25/49 ................
175,065
129,329
Freddie Mac, Series 5380, Class A,
5.500%, 9/25/47 .................
127,342
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 161,995
Ginnie Mae, Series 2011-137, Class WA,
5.590%, 7/20/40(c) ...............
$ 163,081
48,861
Ginnie Mae, Series 2013-133, Class PL,
3.500%, 2/16/37 .................
47,119
45,703
Ginnie Mae, Series 2015-162, Class EB,
2.500%, 9/20/44 .................
42,243
206,328
Ginnie Mae, Series 2022-137, Class PA,
4.000%, 5/20/52 .................
194,835
237,602
Ginnie Mae, Series 2023-181, Class AV,
5.500%, 2/20/33 .................
237,892
162,908
Ginnie Mae, Series 2023-79, Class DV,
5.500%, 5/20/34 .................
163,765
150,000
Ginnie Mae, Series 2023-81, Class AL,
4.500%, 8/20/40 .................
143,554
Total Collateralized Mortgage Obligations
(Cost $4,164,913) ................ 3,912,245
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 20.4%
150,000
BANK5 Trust, Series 2024-5YR6, Class
A3, 6.225%, 5/15/57 ..............
155,044
100,000
BANK5 Trust, Series 2024-5YR6, Class
AS, 6.790%, 5/15/57(c) ............
104,216
136,114
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A3, 2.935%,
4/10/48 .......................
133,755
372,406
Fannie Mae-Aces, Series 2015-M17, Class
A2, 3.005%, 11/25/25(c) ...........
361,647
382,437
Fannie Mae-Aces, Series 2017-M7, Class
A2, 2.961%, 2/25/27(c) ............
363,771
211,178
Fannie Mae-Aces, Series 2017-M8, Class
A2, 3.061%, 5/25/27(c) ............
201,017
388,420
Fannie Mae-Aces, Series 2018-M10, Class
A2, 3.469%, 7/25/28(c) ............
369,611
139,399
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K049, Class
A2, 3.010%, 7/25/25 ..............
136,101
210,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K060, Class
A2, 3.300%, 10/25/26 .............
202,104
493,416
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K061, Class
A2, 3.347%, 11/25/26(c) ...........
474,385
125,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K066, Class
A2, 3.117%, 6/25/27 ..............
118,938
160,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K069, Class
A2, 3.187%, 9/25/27(c) ............
152,053
275,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K079, Class
A2, 3.926%, 6/25/28 ..............
265,837

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 168,550
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class A5,
3.934%, 9/15/47 .................
$ 167,795
41,816
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class A4,
3.923%, 10/15/47 ................
41,604
250,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C19, Class A4,
3.526%, 12/15/47 ................
247,761
Total Commercial Mortgage-Backed
Securities
(Cost $3,668,576) ................ 3,495,639
MORTGAGE-BACKED SECURITIES — 33.4%
Fannie Mae
—
22.0%
157,815
4.000%, 12/1/33, Pool #MA1689 ....... 152,737
219,493
4.500%, 3/1/34, Pool #CA3294 ........ 216,497
38,135
4.000%, 12/1/36, Pool #MA2856 ....... 36,750
39,054
4.000%, 2/1/37, Pool #MA2914 ........ 37,627
359,068
1.500%, 12/1/40, Pool #MA4202 ....... 291,803
136,386
6.000%, 9/1/43, Pool #MA5158 ........ 137,938
36,626
4.000%, 5/1/47, Pool #BE9598 ........ 34,230
104,681
3.500%, 12/1/47, Pool #CA0833 ....... 94,754
47,776
5.000%, 8/1/48, Pool #CA2219 ........ 47,164
50,978
3.500%, 9/1/49, Pool #BJ9608 ......... 45,785
55,728
3.500%, 10/1/49, Pool #CA4431 ....... 49,984
85,759
3.000%, 3/1/50, Pool #FM2714 ........ 74,103
197,103
3.000%, 7/1/50, Pool #CA6422 ........ 169,784
193,235
3.000%, 7/1/50, Pool #CA6421 ........ 166,472
159,925
2.000%, 8/1/50, Pool #CA6799 ........ 127,411
177,866
2.500%, 8/1/50, Pool #CA6707 ........ 149,130
247,050
2.000%, 9/1/50, Pool #CA7019 ........ 196,363
282,758
2.500%, 9/1/50, Pool #BQ2883 ........ 233,697
132,750
2.500%, 9/1/50, Pool #BQ0538 ........ 109,689
350,018
2.000%, 10/1/50, Pool #CA7224 ....... 277,556
275,098
2.500%, 10/1/50, Pool #FM4638 ....... 227,235
257,185
2.500%, 10/1/50, Pool #FM4530 ....... 212,878
179,931
4.000%, 7/1/52, Pool #FS2516 ........ 165,235
413,170
4.500%, 11/1/52, Pool #FS6858 ........ 390,736
137,442
5.000%, 11/1/52, Pool #CB5278 ....... 133,200
3,778,758
Freddie Mac
—
10.7%
91,327
4.000%, 12/1/35, Pool #ZA2401 ....... 88,050
85,484
3.500%, 6/1/36, Pool #ZA2414 ........ 80,678
55,001
4.000%, 3/1/39, Pool #ZA6403 ........ 52,648
185,010
2.000%, 12/1/40, Pool #RB5090 ....... 155,904
118,496
3.500%, 1/1/47, Pool #ZT0941 ........ 107,455
91,278
3.000%, 12/1/51, Pool #SD8184 ....... 77,916
110,921
3.500%, 6/1/52, Pool #SD2670 ........ 99,343
173,980
4.500%, 6/1/52, Pool #SD1265 ........ 164,903
174,174
4.500%, 8/1/52, Pool #SD1515 ........ 164,730
259,473
5.000%, 9/1/52, Pool #RA7936 ........ 251,704
155,733
5.500%, 2/1/53, Pool #QF8052 ........ 154,151
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac
— (continued)
$ 187,213
5.000%, 3/1/53, Pool #SD2390 ........ $ 182,098
93,040
6.000%, 5/1/53, Pool #SD3072 ........ 93,673
160,230
6.000%, 7/1/53, Pool #SD3223 ........ 162,148
1,835,401
Ginnie Mae
—
0.5%
100,089
4.000%, 7/20/52, Pool #786280 ........ 92,925
Ginnie Mae II
—
0.2%
25,692
5.000%, 11/20/38, Pool #4283 ......... 24,694
Total Mortgage-Backed Securities
(Cost $6,439,873) ................ 5,731,778
MUNICIPAL BONDS — 0.5%
Wisconsin — 0.5%
80,000
State of Wisconsin, TXB, Revenue Bonds,
Pension Funding, Series A, (AGM),
5.700%, 5/1/26(b) ................ 80,357
Total Municipal Bonds
(Cost $81,929) .................. 80,357
U.S. GOVERNMENT AGENCIES — 13.2%
Fannie Mae
—
9.6%
1,000,000
6.250%, 5/15/29 ................... 1,081,225
500,000
7.125%, 1/15/30 ................... 566,300
1,647,525
Federal Farm Credit Banks Funding Corp.
—
0.4%
86,000
2.400%, 3/24/36 ................... 66,830
Federal Home Loan Banks
—
3.2%
500,000
1.200%, 12/30/24 .................. 489,648
60,000
1.900%, 10/7/31 ................... 49,692
539,340
Total U.S. Government Agencies
(Cost $2,348,182) ................ 2,253,695
U.S. TREASURY NOTES — 7.0%
140,000
0.250%, 9/30/25(b) ............... 132,010
1,150,200
1.125%, 2/15/31 ................. 941,682
150,000
2.750%, 8/15/32(b) ............... 133,705
Total U.S. Treasury Notes
(Cost $1,309,277) ................ 1,207,397

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Shares Fair Value
MONEY MARKET FUND — 0.2%
34,295
Federated Treasury Obligations Fund,
Institutional Shares, 5.17%(d) .......
$ 34,295
Total Money Market Fund
(Cost $34,295) .................. 34,295
Total Investments — 99.5%
(Cost $18,401,268) ............................ 17,061,183
Net Other Assets (Liabilities) — 0.5% ............... 80,252
NET ASSETS — 100.0% .......................
$ 17,141,435
(a) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) All or a portion of the securities are held in a separate collateral account at US Bank.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2024. The maturity date reflected is the final maturity date.
(d) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
TXB Taxable Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Intermediate U.S. Government Fund
June 30, 2024 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Intermediate U.S. Government Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2024 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Intermediate U.S. Government Fund — (continued)
June 30, 2024 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2024 is as follows:
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Intermediate U.S. Government Fund ....... $ 34,295(a) $ 17,026,888(b) $ — $ 17,061,183
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.